Earnings Per Share - Number Of Shares Used In the Earnings Per Share Calculations (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Weighted average basic shares outstanding	172.8	174.9	171.8
Dilutive effect of weighted average number of stock options	1.6	1.6	1.4
Weighted average diluted shares outstanding	174.4	176.5	173.2